Non-controlling interest - Changes in Non-controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in equity [abstract]
Beginning balance equity	$ 3,909,975	$ 3,111,789
Share of net income (loss)	(626,653)	41,588
Ending balance equity	3,035,697	3,909,975
Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	99,596	103,663
Share of net income (loss)	3,238	31,491
Forgiveness of loan to non-controlling interest (Note 9)	65,476
Distributions to non-controlling interest	(122,569)	(34,616)
Interest on loan to non-controlling interest	(2,381)	(4,174)
Participating funding from non-controlling interest	936	2,332
Other	8,336	900
Ending balance equity	52,632	99,596
Fekola | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	42,911	54,187
Share of net income (loss)	(7,387)	17,146
Forgiveness of loan to non-controlling interest (Note 9)	65,476
Distributions to non-controlling interest	(106,826)	(24,248)
Interest on loan to non-controlling interest	(2,381)	(4,174)
Other	8,207
Ending balance equity	0	42,911
Masbate Mine | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	27,744	22,220
Share of net income (loss)	(1,672)	5,824
Distributions to non-controlling interest	0	(300)
Ending balance equity	26,072	27,744
Otjikoto Mine | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	24,238	25,079
Share of net income (loss)	12,478	8,799
Distributions to non-controlling interest	(15,743)	(10,068)
Other	0	428
Ending balance equity	20,973	24,238
Other Mineral Properties | Non- controlling interests
Changes in equity [abstract]
Beginning balance equity	4,703	2,177
Share of net income (loss)	(181)	(278)
Participating funding from non-controlling interest	936	2,332
Other	129	472
Ending balance equity	$ 5,587	$ 4,703